Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	$ 18,319	$ 18,482
Valuation allowance	(9,076)	(9,128)
Recognized	9,244	9,354
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	408	471
of which: USA
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	8,505	8,294
of which: related to other locations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	739	1,060
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	11,453	12,708
Valuation allowance	(8,496)	(8,720)
Recognized	2,957	3,988
Unused tax credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	95	0
Valuation allowance	0	0
Recognized	95	0
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	6,771	5,774
Valuation allowance	(579)	(408)
Recognized	6,192	5,365
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	2,703	2,485
Valuation allowance	0	0
Recognized	2,703	2,485
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	1,457	1,169
Valuation allowance	(205)	(175)
Recognized	1,252	993
of which: related to cash flow hedges | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	619	947
Valuation allowance	0	0
Recognized	619	947
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	1,992	1,173
Valuation allowance	(374)	(233)
Recognized	$ 1,618	$ 940